Schedule of Investments
March 31, 2021 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.43%

Beverages - 2.70%
PepsiCo, Inc.	1,563	221,086

Cable & Other Pay Television Services - 4.07%
Charter Communications, Inc. Class A (2)	540	333,191

Cogeneration Services & Small Power Producers - 1.32%
The AES Corp.	4,043	108,393

Computer Storage Devices - 2.01%
NetApp, Inc.	2,260	164,234

Converted Paper & Paperboard Products (No Container/Boxes) - 5.92%
Avery Dennison Corp.	2,637	484,285

Crude Petroleum & Natural Gas - 1.64%
Cabot Oil & Gas Corp. Class A	7,164	134,540

Engines & Turbines - 4.22%
Cummins, Inc.	1,331	344,875

Fire, Marine & Casualty Insurance - 1.76%
Chubb Ltd. (Switzerland)	910	143,753

Hospital & Medical Service Plans - 4.05%
Anthem, Inc.	923	331,311

Life Insurance - 2.02%
Metlife, Inc.	2,712	164,863

National Commercial Banks - 7.34%
JP Morgan Chase & Co.	1,997	304,003
PNC Financial Services Group, Inc.	1,689	296,268

		600,271

Operative Builders - 5.63%
D.R. Horton, Inc.	5,167	460,483

Petroleum Refining - 2.62%
Valero Energy Corp.	2,995	214,442

Pharmaceutical Preparations - 2.83%
AbbVie, Inc.	2,141	231,699

Retail-Drug Stores and Proprietary Stores - 1.37%
CVS Health Corp.	1,488	111,942

Retail-Grocery Stores - 1.60%
The Kroger Co.	3,642	131,076

Retail-Lumber & Other Building Dealers - 3.17%
Lowes Cos., Inc.	1,362	259,025

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.51%
Northrop Grumman Corp.	634	205,188

Semiconductors & Related Devices - 17.23%
Applied Materials, Inc.	4,276	571,274
Microchip Technology, Inc.	2,505	388,826
Skyworks Solutions, Inc.	2,449	449,342

		1,409,442

Services-Business Services - 2.59%
Fidelity National Information Services, Inc.	1,507	211,899

Services-Computer Programming - 4.34%
Facebook, Inc. Class A (2)	1,206	355,203

Services-Prepackaged Software - 4.56%
Microsoft Corp.	1,582	372,988

Telephone Communications - 0.91%
AT&T, Inc.	2,461	74,494

Transportation Services - 2.85%
Booking Holdings, Inc. (2)	100	232,984

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.18%
AmerisourceBergen Corp.	1,513	178,640

Total Common Stock	(Cost $ 3,665,465)	7,480,307

Real Estate Investment Trusts - 3.65%

Equinix, Inc.	440	299,020

Total Real Estate Investment Trusts	(Cost $ 163,772)	299,020

Money Market Registered Investment Companies - 5.00%

First American Government Obligation Fund Class Z - 0.03% (3)	408,910	408,910

Total Money Market Registered Investment Companies	(Cost $ 408,910)	408,910

Total Investments - 100.08%	(Cost $ 4,238,147)	8,188,237

Liabilities in Excess Of Other Assets- -.08%		(6,575)

Total Net Assets - 100.00%		8,181,662

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$8,188,237	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,188,237	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.